Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 8,470	$ 5,397
Restricted cash	60	192
Inventories (note 5)	1,147	19
Trade receivables	857	196
Other accounts receivable (note 7)	434	353
Total current assets	10,968	6,157
Intangible asset - patent, net	2,091	2,239
Property, plant and equipment, net (note 8)	1,072	456
Total non-current assets	3,163	2,695
Total Assets	14,131	8,852
Current liabilities
Short term loan and current portion of long term loans	158	358
Lease liability	126	21
Trade payables	989	541
Other accounts payable (note 9)	1,099	376
Total current liabilities	2,372	1,296
Lease liability	151
Long term loans (note 10)	483	666
Warrant Liability (note 12)	51	8,676
Severance payment, net (note 13)	167	187
Total non-current liabilities	852	9,529
Total liabilities	3,224	10,825
Shareholders’ equity (deficit) (note 14)
Share capital and additional paid in capital	28,297	10,445
Warrant Reserve	34,763
Accumulated other comprehensive income	(708)	(1,339)
Accumulated deficit	(50,838)	(11,599)
Total equity attributable to Company shareholders	11,514	(2,493)
Non-controlling interest (note 16)	(607)	520
Total shareholders’ equity (deficit)	10,907	(1,973)
Total liabilities and shareholders’ equity	$ 14,131	$ 8,852